Subsequent Events (Details) $ / shares in Units, € in Millions						1 Months Ended						9 Months Ended		12 Months Ended
	Jun. 30, 2023	Mar. 01, 2023	Jan. 24, 2023 USD ($)	Jan. 11, 2023 USD ($)	Jan. 11, 2023 EUR (€)	Nov. 30, 2023 USD ($)	Oct. 31, 2023 USD ($) $ / shares shares	Oct. 31, 2023 kr / shares shares	Apr. 30, 2023 EUR (€)	Mar. 27, 2023 USD ($)	Mar. 24, 2023 USD ($)	Sep. 30, 2023 EUR (€)	Sep. 30, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Nov. 13, 2023 USD ($)	Nov. 06, 2023 USD ($)	Nov. 01, 2023 USD ($)	Oct. 08, 2023 USD ($)	Sep. 30, 2023 USD ($)	May 15, 2023 EUR (€)	Apr. 21, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Mar. 31, 2022	Dec. 31, 2021 USD ($)	Apr. 30, 2018 USD ($)
Subsequent Events (Details) [Line Items]
Second WC Promissory Note																						$ 21,631,000		$ 6,077,000
Outstanding balance																			$ 211,295,000			192,590,000		177,692,000
Amount issued													$ 63,000
Annual interest rate	105.00%																						97.00%
Maturity terms														Feb. 12, 2021
Owned subsidiary description												As of December 31, 2022, the Company’s wholly owned subsidiary, Solis Bond Company DAC, was in breach of the three financial covenants under Solis’ Bond terms: (i) the minimum Liquidity Covenant that requires the higher of EUR 5.5 million or 5% of the outstanding Nominal Amount, (ii) the minimum Equity Ratio covenant of 25%, and (iii) the Leverage Ratio of NIBD/EBITDA to not be higher than 6.5 times for the year ended December 2021, 6.0 times for the year ended December 31, 2022 and 5.5 times for the period ending on the maturity date of the Bond, January 6, 2024.
Assets (in Euro)																			211,716,000			$ 208,529,000		209,489,000
Distribution amount (in Euro) | €									€ 10.0			€ 10.0		€ 10.0
Repayment divest assets (in Euro) | €									€ 10.0			€ 10.0		€ 10.0
Maturity term									Jan. 06, 2024													Jan. 06, 2024
Percentage of bondholders									1.00%					1.00%
Amendment fee (in Euro) | €														€ 1.4
Secured debt																									$ 2,500,000
Clean Earth Acquisitions Corp [Member]
Subsequent Events (Details) [Line Items]
Agent fee											4.00%
Investor Relations Fees Per Month										$ 3,000
Assets (in Euro)																			86,306,391			$ 236,522,122		$ 737,180
Clean Earth Acquisitions Corp [Member] | Minimum [Member]
Subsequent Events (Details) [Line Items]
Advisory fee											$ 500,000
Clean Earth Acquisitions Corp [Member] | Maximum [Member]
Subsequent Events (Details) [Line Items]
Advisory fee											$ 1,000,000
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Amount issued			$ 1,000,000	$ 1,070,000.00	€ 1.0
Annual interest rate			10.00%	20.00%	20.00%
Maturity terms			Jan. 24, 2025	Feb. 01, 2023	Feb. 01, 2023		Jun. 30, 2024
Original purchase price						$ 2,972,529	$ 2,205,000
Exercise price | (per share)							$ 11.5	kr 5
Warrants purchase (in Shares) | shares							394,819	394,819
Secured debt						$ 3,302,810
Subsequent Event [Member] | Minimum [Member]
Subsequent Events (Details) [Line Items]
Maturity term							3 years
Subsequent Event [Member] | Maximum [Member]
Subsequent Events (Details) [Line Items]
Maturity term							5 years
Subsequent Event [Member] | Secured Debt [Member]
Subsequent Events (Details) [Line Items]
Principal amount							$ 3,150,000
Subsequent Event [Member] | Common Stock [Member]
Subsequent Events (Details) [Line Items]
Common stock issued (in Shares) | shares							100,000
Subsequent Event [Member] | Clean Earth Acquisitions Corp [Member]
Subsequent Events (Details) [Line Items]
Tax payment obligations															$ 380,000
Subsequent Event [Member] | Clean Earth Acquisitions Corp [Member] | Second WC Note [Member]
Subsequent Events (Details) [Line Items]
Second WC Promissory Note																$ 40,000	$ 10,000	$ 100,000
Outstanding balance																			223,500
Borrowing capacity																			$ 426,500
Forecast [Member]
Subsequent Events (Details) [Line Items]
Bond holders percentage		49.00%
Subordinated loan (in Euro) | €																				€ 14.0
Assets (in Euro) | €																					€ 50.0
Percentage of Interest rate	105.00%
Redemption price percentage	107.50%
Forecast [Member] | Minimum [Member]
Subsequent Events (Details) [Line Items]
Assets (in Euro) | €																					€ 50.0
Solis Bond [Member]
Subsequent Events (Details) [Line Items]
Owned subsidiary description														On March 1, 2023, the Company announced that its wholly owned subsidiary, Solis Bond Company DAC, is in breach of the three financial covenants under Solis’ Bond terms.
Clean Earth Acquisitions Corp [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Common stock issued (in Shares) | shares							300,000
Exercise price | $ / shares							$ 0.01
Alternus Energy Group [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Maturity term							10 years